CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Allowance for Credit Losses

The following table provides a roll-forward of the allowance for credit losses that is deducted from the amortized cost basis of trade receivables to present the net amount expected to be collected:

	December 31,
	2020	2021

Balance, at beginning of Period	$4,236	$6,198
Cumulative effect of adoption of ASU Topic 326	700	-
Provision for expected credit losses	1,636	3,087
Amounts written off charged against the allowance and others	(374)	(698)

Balance, at end of period	$6,198	$8,587